Cover	Jan. 04, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2021
Entity File Number	001-38633
Entity Registrant Name	BM Technologies, Inc.
Entity Central Index Key	0001725872
Entity Tax Identification Number	82-3410369
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 King of Prussia Road
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(877)
Local Phone Number	327-9515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MFAC
Security Exchange Name	NYSE
Warrants to purchase Class A Common Stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	MFAC.W
Security Exchange Name	NYSE
Units, each consisting of one share of Class A Common Stock and one Warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Warrant
Trading Symbol	MFAC.U
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Megalith Financial Acquisition Corp.
Entity Address, Address Line Two	535 5th Ave
Entity Address, Address Line Three	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017